Shareholders' Equity - Share options and restricted stock units (Details)	12 Months Ended
	Dec. 31, 2022 EUR (€) Y tranche	Dec. 31, 2021 EUR (€) Y	Dec. 31, 2020 Y
Operating costs
Shareholders Equity
Compensation expenses	€ 2,869,000	€ 6,216,000
Research and development costs
Shareholders Equity
Compensation expenses	887,000	2,580,000
General and administrative costs
Shareholders Equity
Compensation expenses	€ 1,982,000	€ 3,636,000
Share options and restricted stock units | Four years vesting period with 25% vesting every year
Shareholders Equity
Vesting period	4 years
Vesting period percentage	25.00%
Share options and restricted stock units | Four years vesting in thirteen tranches
Shareholders Equity
Vesting period	4 years
Number of tranches | tranche	13
Number of Remaining Tranches after First Anniversary of Grant Date | tranche	12
Vesting period percentage	6.25%
Share options and restricted stock units | Two years vesting period with 25% vesting every six months
Shareholders Equity
Vesting period	2 years
Vesting period percentage	25.00%
IFRS Stock options [Member]
Shareholders Equity
Term options	10 years
Risk-free interest rate	2.57%	0.51%	1.432%
Expected volatility	101.00%	79.00%	78.70%
Expected life in years	5 years
Expected life in years | Y	5	5	5